Average Annual Total Returns{- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2020 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Freedom 2020 Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom 2020 Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Freedom 2020 Fund-Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0202 Past 1 year	F0202 Past 5 years	F0202 Past 10 years
Total	6.54%	8.05%	6.58%	4.51%	6.19%	5.00%	4.76%	5.87%	4.78%	8.81%	8.30%	6.57%	11.25%	8.52%	6.42%	13.37%	9.61%	7.48%	13.45%		10.63%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	12.75%	9.49%	8.08%

[1]	(a)Since inception October 2, 2018.